Events after balance sheet date (Details)		12 Months Ended
	Mar. 20, 2018 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised | EquityInstruments		368,200	419,035	1,244,714
Forecast | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised | EquityInstruments	298,184
Average exercise price warrants | €	€ 13.16
Increase to share capital and issuance premium due to warrants issued | €	€ 3,924,200
Number of shares issued | shares	298,184
Closing share price | € / shares	€ 83.72